Acquisitions (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		29 Months Ended
	Nov. 12, 2016	Jul. 25, 2018	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Common Stock Value Issued to BFIT owners			$ 61,500	$ 465,268	$ 82,263	$ 1,294,646
Net sales percentage		5.00%
FitWhey Brands, Inc.
Cash Paid for acquisition		$ 230,438
Common Stock Value Issued to BFIT owners		75,000
Forgiveness of debt		80,000
Accrued Interest		438
Due to owners over time		75,000
Assets		98,297
Intangible Assets		$ 132,141
Rocky Mountain Water Company LLC
Cash Paid for acquisition							$ 22,500
Warrants issued for shares							500,000
Warrants issued, exercise price per share							$ .03
Poafbybitty Family
Goodwill resulting from acquisition	$ 59,163
Impairment expense	$ 59,163